OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
Costs capitalized to oil and gas property	$ 2,916,102	$ 566,244	$ 245,202
Depletion to oil and gas property	$ 650,609	$ 654,743	$ 817,533